Summary of Significant Accounting Policies (Details) € in Thousands, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 22, 2023	Feb. 29, 2016 USD ($)
Summary of Significant Accounting Policies [Line Items]
Percentage of shareholder	66.00%		66.00%		5.00%		5.00%	80.00%
Number of operating segments					2
Allowance for credit losses					$ 7	$ 0
Cash balance					2,500
Impairment loss					$ 11,800
Cash flow discount rate					7.30%	7.10%
Right of use assets	$ 1,095		$ 1,095		$ 1,134				$ 8,800
Associated liabilities									$ 8,700
Revenues from customers					11,200	$ 14,200
Foreign currency translation adjustment	$ (2,659)	$ (2,474)	$ (3,379)	$ 800	714	$ (991)
European Union [Member]
Summary of Significant Accounting Policies [Line Items]
Cash balance					105,841		€ 100,000
United States [Member]
Summary of Significant Accounting Policies [Line Items]
Cash balance					250,000
Europe [Member]
Summary of Significant Accounting Policies [Line Items]
Cash balance					$ 18,800
Solar Energy Facilities [Member]
Summary of Significant Accounting Policies [Line Items]
Useful life					35 years		35 years
Furniture and Fixtures [Member]
Summary of Significant Accounting Policies [Line Items]
Useful life					3 years		3 years
Software and Computer Equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Useful life					3 years		3 years
Software and Computer Equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Useful life					5 years		5 years
One Customer [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration of credit risk percentage					35.00%	29.00%
One Customer [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration of credit risk percentage					23.00%
Three Customer [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration of credit risk percentage					61.00%
Three Customer [Member] | Europe [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration of credit risk percentage					61.00%
One Customer [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration of credit risk percentage					35.00%	29.00%
Customer [Member]
Summary of Significant Accounting Policies [Line Items]
Revenues from customers					$ 11,400	$ 9,700
Two Customers [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration of credit risk percentage					34.00%	42.00%